Income Taxes - Components of the Company's Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 43,698	$ 70,070
Credit carryforward	2,190	724
Other	6,612	910
Deferred compensation	497	571
Deferred revenue	21,327	18,385
Other reserves	4,895	4,200
Stock-based compensation	13,221	5,360
Total deferred income tax assets	92,440	100,220
Purchased intangible assets	(11,098)	(32,315)
Goodwill	(26,062)	(17,404)
Property and equipment	(8,361)	(2,852)
Total deferred income tax liabilities	(45,521)	(52,571)
Valuation allowance	(75,705)	(69,271)
Net deferred income tax liabilities	$ (28,786)	$ (21,622)